THE LAZARD FUNDS, INC.
                            Supplement to Prospectus
                                Dated May 1, 2001

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for certain Portfolios of The Lazard Funds, Inc. The indicated Portfolios will be paying this distribution on August 13, 2001. The record date will be August 9, 2001 and the ex-dividend date will be August 10, 2001.

                                         ESTIMATED ORDINARY        ESTIMATED SHORT-TERM            ESTIMATED LONG-TERM
                                           INCOME DIVIDEND             CAPITAL GAIN                   CAPITAL GAIN
    PORTFOLIO                                 PER SHARE           DISTRIBUTION PER SHARE         DISTRIBUTION PER SHARE
    ----------------------------------- ---------------------- ----------------------------- --------------------------------

    Lazard Equity
        Institutional Shares                      -                       $0.18                           $0.93
        Open Shares                               -                       $0.18                           $0.93

    Lazard Mid Cap
        Institutional Shares                      -                       $0.96                             -
        Open Shares                               -                       $0.96                             -

    Lazard Small Cap
        Institutional Shares                    $0.01                     $0.01                             -
        Open Shares                               -                       $0.01                             -

    Lazard International Equity
        Institutional Shares                      -                       $0.03                           $0.08
        Open Shares                               -                       $0.03                           $0.08

    Lazard International Small Cap
        Institutional Shares                   $0.001                       -                               -
        Open Shares                               -                         -                               -

    Lazard Emerging Markets
        Institutional Shares                    $0.01                       -                               -
        Open Shares                               -                         -                               -

Please be advised that these estimates may change prior to the payable date due to changes in the number of shares outstanding. The Fund will send complete tax information pertaining to your account in January 2002. Please consult your tax advisor as to how these distributions may affect your individual tax situation.


July 27, 2001